Structured Entities (Details Narrative) - Asset Management Entities [Member] - Unconsolidated structured entities [member] - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Non-interest income received from involvement with these asset management entities	$ 2.1	$ 2.3
Income Received From Structured Entities	1.9	2.0
Total assets under management	$ 253.1	$ 251.7